Schedule of Investments (unaudited) July 31, 2023	iShares U.S. Intermediate Government Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Sponsored Agency Securities

Agency Obligations – 2.0%
Fannie Mae
2.63%, 09/06/24	$4,979	$4,839,767
0.50%, 06/17/25	16,605	15,281,586
6.25%, 05/15/29	4,441	4,889,951
7.13%, 01/15/30	8,302	9,635,953
7.25%, 05/15/30	17,063	20,047,340
0.88%, 08/05/30	5,819	4,658,793
6.63%, 11/15/30	96	110,421
Federal Home Loan Banks
2.75%, 12/13/24(a)	4,145	4,007,483
3.13%, 06/13/25	7,930	7,668,832
2.13%, 09/14/29	5,000	4,416,215
Federal Home Loan Mortgage Corp.
0.25%, 12/04/23	5,129	5,040,540
0.38%, 07/21/25	243	222,437
6.75%, 03/15/31	2,323	2,703,253
Tennessee Valley Authority, 1.50%, 09/15/31	130	104,448

		83,627,019

Total U.S. Government Sponsored Agency Securities – 2.0%
(Cost: $92,064,325)		83,627,019

U.S. Treasury Obligations
U.S. Treasury Bonds
7.50%, 11/15/24	4,150	4,268,016
7.63%, 02/15/25	308	319,309
6.88%, 08/15/25	6,641	6,896,782
6.00%, 02/15/26	6,359	6,557,222
6.75%, 08/15/26	6,225	6,614,792
6.63%, 02/15/27(a)	2,903	3,112,901
6.38%, 08/15/27	4,000	4,299,219
5.25%, 11/15/28 - 02/15/29(a)	11,621	12,190,928
6.13%, 08/15/29	6,225	6,874,005
6.25%, 05/15/30	1,700	1,914,691
5.38%, 02/15/31	4,979	5,412,523
U.S. Treasury Notes
0.38%, 08/15/24 - 09/30/27(a)	148,918	135,128,571
2.38%, 08/15/24 - 05/15/29(a)	100,181	92,321,395
1.88%, 08/31/24 - 02/15/32(a)	100,109	88,206,536
3.25%, 08/31/24 - 06/30/29	40,482	38,953,765
1.50%, 09/30/24 - 02/15/30(a)	185,248	172,759,789
2.13%, 09/30/24 - 05/31/26(a)	67,567	64,425,638
0.63%, 10/15/24 - 08/15/30(a)	239,081	204,016,794
2.25%, 10/31/24 - 11/15/27(a)	162,761	153,201,884
0.75%, 11/15/24 - 01/31/28(a)	269,700	245,446,912
4.50%, 11/30/24 - 07/15/26(a)	110,400	109,809,375
1.00%, 12/15/24 - 07/31/28(a)	66,428	59,847,476
1.75%, 12/31/24 - 11/15/29(a)	22,605	21,067,898
4.25%, 12/31/24 - 10/15/25(a)	109,700	108,309,066
1.38%, 01/31/25 - 11/15/31(a)	160,450	140,303,221
2.00%, 02/15/25 - 11/15/26	30,706	28,937,298
2.75%, 02/28/25 - 08/15/32(a)	203,814	191,495,294
4.63%, 02/28/25 - 03/15/26(a)	32,600	32,434,953

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
2.63%, 04/15/25 - 07/31/29	$83,389	$78,041,524
2.88%, 04/30/25 - 05/15/32(a)	157,820	148,941,397
3.88%, 04/30/25 - 12/31/29	198,500	195,297,500
0.25%, 05/31/25 - 10/31/25(a)	133,130	121,403,405
3.00%, 07/15/25 - 10/31/25(a)	61,007	58,759,950
4.75%, 07/31/25	7,000	6,984,688
3.13%, 08/15/25 - 08/31/29	76,803	73,317,597
3.50%, 09/15/25 - 02/15/33(a)	158,500	153,250,469
4.00%, 12/15/25 - 02/28/30(a)	111,900	110,687,698
1.63%, 02/15/26 - 05/15/31(a)	228,635	206,335,490
0.50%, 02/28/26 - 08/31/27(a)	57,521	51,472,240
2.50%, 02/28/26	7,000	6,640,156
3.75%, 04/15/26 - 06/30/30(a)	84,900	83,156,828
3.63%, 05/15/26 - 03/31/30(a)	76,100	74,219,266
4.13%, 06/15/26 - 11/15/32(a)	96,700	97,145,672
0.88%, 06/30/26 - 11/15/30(a)	83,103	71,105,879
1.13%, 10/31/26 - 02/15/31(a)	200,946	173,405,838
1.25%, 11/30/26 - 08/15/31(a)	326,853	284,021,283
3.38%, 05/15/33	50,700	48,363,047

Total U.S. Treasury Obligations — 96.8% (Cost: $4,273,674,078)		3,987,676,180

Total Long-Term Investments — 98.8% (Cost: $4,365,738,403)		4,071,303,199

	Shares

Short-Term Securities

Money Market Funds — 33.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(b)(c)(d)	1,391,544,533	1,391,961,996

	Par (000)

U.S. Treasury Obligations — 0.5%
U.S. Treasury Notes
0.38%, 07/15/24	$18,118	17,274,479
3.00%, 07/31/24	3,000	2,930,976

		20,205,455

Total Short-Term Securities — 34.3% (Cost: $1,412,561,019)		1,412,167,451

Total Investments — 133.1% (Cost: $5,778,299,422)		5,483,470,650

Liabilities in Excess of Other Assets — (33.1)%		(1,364,777,525)

Net Assets — 100.0%		$4,118,693,125

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

1

Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Intermediate Government Bond Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,242,799,616	$148,626,591	(a)	$—	$(172,307)	$708,096	$1,391,961,996	1,391,544,533	$1,920,591	(b)	$—

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Sponsored Agency Securities	$—	$83,627,019	$—	$83,627,019
U.S. Treasury Obligations	—	3,987,676,180	—	3,987,676,180
Short-Term Securities
Money Market Funds	1,391,961,996	—	—	1,391,961,996
U.S. Treasury Obligations	—	20,205,455	—	20,205,455

	$1,391,961,996	$4,091,508,654	$—	$5,483,470,650

S C H E D U L E O F I N V E S T M E N T S	2